BUSINESS DESCRIPTION	12 Months Ended
Mar. 31, 2018
BUSINESS DESCRIPTION
BUSINESS DESCRIPTION

Note 1—BUSINESS DESCRIPTION

Organization and description of business

Hexindai Inc. (“Hexindai” or the “Company”), through its subsidiaries and variable interest entity (“VIE”), is an online marketplace connecting borrowers and investors in the People’s Republic of China (“PRC” or “China”).  Hexindai is a limited company established under the laws of the Cayman Islands on April 26, 2016. Mr. Xiaobo An, the Chairman of the Board of the Company, is the ultimate controlling shareholder (“the Controlling Shareholder”) of the Company. Starting August 2017, the Company also engaged in microlending business through one of its VIEs, Wusu Hexin Internet Small Loan Co., Ltd (“Wusu Company”).

As of March 31, 2018, the Company’s principal subsidiaries and consolidated VIEs are as follows:

	Date of incorporation	Place of incorporation	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
Hexindai Hong Kong Limited (“HK Hexindai”)	May 17, 2016	Hong Kong	100%	Investment holding
Beijing Hexin Yongheng Technology Development Co., Ltd (“WOFE”)	August 8, 2016	PRC	100%	Consultancy and information technology (“IT”) support

VIE

Hexin E-Commerce Co., Ltd (“Hexin E-Commerce”)	March 7, 2014	PRC	Consolidated VIE	An online marketplace connecting borrowers and investors
Wusu Hexin Internet Small Loan Co., Ltd (“Wusu Company”)*	August 28, 2017	PRC	Consolidated VIE	Online microlending business

Hexin E-Commerce’s subsidiaries
Xizang Qinghe E-Commerce Co., Ltd (“Xizang Qinhe”)	April 14, 2017	PRC	Consolidated VIE	Consultancy and IT support
Tianjin Qinghe E-Commerce Co., Ltd (“Tianjin Qinhe”)	July 14, 2017	PRC	Consolidated VIE	Consultancy and IT support

Tianjin Bozhishuntai Technology Co., Ltd (“Tianjin Bozhishuntai”)	October 27, 2017	PRC	Consolidated VIE	Consultancy and IT support
Horgos Qinhe Electronic Technology Co., Ltd (“Horgos Qinhe”)	November 29, 2017	PRC	Consolidated VIE	Consultancy and IT support
Horgos Bozhishuntai Venture Capital Co., Ltd. (“Horgos Bozhishuntai”)	November 28, 2017	PRC	Consolidated VIE	Investment Consultancy

* Hexin E-commerce contributed RMB 70.0 million (US$11.2 million) to Wusu Company with its own funds.

Reorganization

In anticipation of an initial public offering (“IPO”) of its equity securities, the Company undertook a reorganization and became the ultimate holding company of HK Hexindai and WOFE, which were all controlled by the same shareholders before and after the Reorganization.

Effective on November 1, 2016, shareholders of Hexin E-Commerce and WOFE entered into a series of contractual agreements (“VIE Agreements” which are described below). As a result, the Company, through its wholly owned subsidiaries HK Hexindai and WOFE, has been determined to be the primary beneficiary of Hexin E-Commerce and the Company treats Hexin E-Commerce as a VIE. Accordingly, the Company consolidates Hexin E-Commerce’s operations, assets and liabilities.

The VIE arrangements regarding Hexin E-commerce

Foreign ownership of internet-based businesses, including distribution of online information (such as an online marketplace connecting borrowers and investors), is subject to restrictions under current PRC laws and regulations. The Company is a Cayman Islands company and WOFE (its PRC subsidiary) is considered foreign invested enterprise. To comply with these regulations, the Company conducts the majority of its activities in PRC through its VIE, Hexin E-Commerce.

Hexin E-Commerce holds the requisite licenses and permits necessary to conduct the Company’s online marketplace connecting borrowers and investors business. WOFE has entered into the following contractual arrangements with shareholders of Hexin E-Commerce, that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of Hexin E-Commerce, and (2) receive the economic benefits of Hexin E-Commerce that could be significant to Hexin E-Commerce. The Company is fully and exclusively responsible for the management of Hexin E-Commerce, assumes all of risk of losses of Hexin E-Commerce and has the exclusive right to exercise all voting rights of Hexin E-Commerce’s shareholder. Therefore, in accordance with ASC 810 “Consolidation”, the Company is considered the primary beneficiary of Hexin E-Commerce and has consolidated Hexin E-Commerce’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Exclusive Business Cooperation Agreement.

On November 1, 2016, WOFE entered into an Exclusive Business Cooperation Agreement with Hexin E-Commerce to enable WOFE to receive substantially all of the assets and business of Hexin E-Commerce in China. Under this Agreement, WOFE has the exclusive right to provide Hexin E-Commerce with comprehensive technical support, consulting services and other services during the term of this Agreement, including but not limited to software licensing; development, maintenance and update of software, network system, hardware and database; technical support and training for employees; consultancy on technology and market information; business management consultation; marketing and promotion services, etc. WOFE has the right to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services, the actual labor costs it incurs for providing the services and some other factors during the relevant period. This Agreement became effective on November 1, 2016 and will remain effective unless otherwise terminated in writing by WOFE.

Equity Pledge Agreements

Pursuant to the three Equity Pledge Agreements dated November 1, 2016 among Hexin E-Commerce, each of the Shareholders of Hexin E-Commerce and WOFE, each Shareholder of Hexin E-Commerce agreed to pledge his equity interest in Hexin E-Commerce to WOFE to secure the performance of the VIEs’ obligations under the Exclusive Business Cooperation Agreement and any such agreements to be entered into in the future. Shareholders of Hexin E-Commerce agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in Hexin E-Commerce without the prior written consent of WOFE. The Pledge became effective on such date when the pledge of the Equity Interest contemplated herein is registered with relevant administration for industry and commerce (the “AIC”) and will remain effective until all contract obligations have been fully performed and all secured indebtedness have been fully paid.

Exclusive Option Agreements

Pursuant to the three Exclusive Option Agreements entered into on November 1, 2016 among WOFE, Hexin E-Commerce and each of the Shareholders of Hexin E-Commerce, each of the Shareholders of Hexin E-Commerce irrevocably grant WOFE an irrevocable and exclusive right to purchase, or designate one or more persons (including individuals, corporations, partnerships, partners, enterprises, trusts or non-corporate organizations) to purchase the equity interests in Hexin E-Commerce then held by such Shareholder of Hexin E-Commerce once or at multiple times at any time in part or in whole at WOFE’s sole and absolute discretion to the extent permitted by Chinese laws at the price of RMB 1 or at the price of the minimum amount of consideration permitted by applicable PRC law at the time when such purchase occurs. These three Agreements became effective on November 1, 2016 and will remain effective until all equity interests held by the shareholders of Hexin E-Commerce in Hexin E-Commerce have been transferred or assigned to WOFE and/or its designees.

Loan Agreements

Pursuant to the three Loan Agreements dated November 1, 2016 between each of the Shareholders of Hexin E-Commerce and WOFE, WOFE agreed to lend each of the Shareholders of Hexin E-Commerce a loan only to subscribe registered capital of Hexin E-Commerce. The repayment of the loan shall be made by permitting WOFE to execute its exclusive right to purchase shares from the shareholders of Hexin E-Commerce under the Exclusive Option Agreement as the repayment is equivalent with the consideration of the purchased shares. The term of these loans is 10 years from November 1, 2016, which may be extended upon mutual written consent of both parties.

Power of Attorney

On November 1, 2016, each Shareholder of Hexin E-Commerce, executed Power of Attorney agreement with WOFE and Hexin E-Commerce, whereby Shareholders of Hexin E-Commerce irrevocably appoint and constitute WOFE as their attorney-in-fact to exercise on the shareholders’ behalf any and all rights that Shareholders of Hexin E-Commerce have in respect of their equity interests in Hexin E-Commerce. These three Power of Attorney documents became effective on November 1, 2016 and will remain irrevocable and continuously effective and valid as long as the original shareholders of Hexin E-Commerce remains as the Shareholders of Hexin E-Commerce.

The VIE arrangements regarding Wusu Company

On August 28, 2017, Wusu Company was incorporated by three shareholders —Hexin E-commerce, Mr. Wu and Mr. Jia. Each had 70%, 5% and 25% ownership, respectively, in which Mr. Wu and Mr. Jia together as non-controlling interest shareholders . Effective on January 1, 2018, shareholders of Wusu Company and WOFE entered into a series of contractual agreements (“VIE Agreements” which are described below). As a result, the Company, through its wholly owned subsidiary WOFE, has been determined to be the primary beneficiary of Wusu Company and the Company treats Wusu Company as a VIE. Accordingly, the Company consolidates Wusu Company’s operation, assets and liabilities. As of March 31, 2018, Wusu Company is majority (70%) owned by Hexin E-commerce and is accounted for as a VIE by WOFE.

Due to PRC legal restrictions on foreign ownership and investment in value-added telecommunications services, and Internet content provision services in particular, we currently conduct these activities through Wusu Company, which we effectively control through a series of contractual arrangements. These contractual arrangements allow us to: (1) have power to direct the activities that most significantly affects the economic performance of Wusu Company, (2) receive the economic benefits of Wusu Company that could be significant to Wusu Company, and (3) be fully and exclusively responsible for the management of Wusu Company, assume all of risk of losses of Wusu Company and allow the Company to exercise the voting right of Wusu Company ‘s shareholders. Therefore, in accordance with ASC 810 “Consolidation”, the Company is considered the primary beneficiary of Wusu Company and has consolidated Wusu Company’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Exclusive Business Cooperation Agreement.

Under the exclusive business cooperation agreement between WOFE and Wusu Company, WOFE has the exclusive right to provide Wusu Company with technical support, consulting services and other services. Without WOFE’s prior written consent, Wusu Company agrees not to accept the same or any similar services provided by any third party. WOFE may designate other parties to provide services to Wusu Company. Wusu Company agrees to pay service fees on a monthly basis and at an amount determined by WOFE after taking into account multiple factors, such as the complexity and difficulty of the services provided, the time consumed, the content and commercial value of services provided and the market price of comparable services. WOFE owns the intellectual property rights arising out of the performance of this agreement. In addition, Wusu Company has granted WOFE an irrevocable and exclusive option to purchase any or all of the assets and businesses of Wusu Company at the lowest price permitted under PRC law. Unless otherwise agreed by the parties or terminated by WOFE unilaterally, this agreement will remain effective permanently.

Equity Interest Pledge Agreements.

Pursuant to the equity interest pledge agreements, each shareholder of Wusu Company has pledged all of its equity interest in Wusu Company to guarantee the shareholder’s and Wusu Company’s performance of their obligations under the exclusive business cooperation agreement, loan agreement, exclusive option agreement and power of attorney. If Wusu Company or any of its shareholders breaches their contractual obligations under these agreements, WOFE, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including being paid in priority based on the monetary valuation that the equity interest is converted into or receiving proceeds from the auction or sale of the pledged equity interests of Wusu Company in accordance with the PRC law. Each of the shareholders of Wusu Company agrees that, during the term of the equity interest pledge agreements, he will not transfer the pledged equity interests or place or permit the existence of any security interest or encumbrance on the pledged equity interests without the prior written consent of WOFE. The equity interest pledge agreements remain effective until Wusu Company and its shareholders discharge all of their obligations under the contractual arrangements. We have registered the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law.

Exclusive Option Agreements.

Pursuant to the exclusive option agreements, each shareholder of Wusu Company has irrevocably granted WOFE an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of the shareholder’s equity interests in Wusu Company. The purchase price is RMB10 or the minimum price required by PRC law. If WOFE exercises the option to purchase part of the equity interest held by a shareholder, the purchase price shall be calculated proportionally. Wusu Company and each of its shareholders have agreed to appoint any persons designated by WOFE to act as Wusu Company’s directors. Without WOFE’s prior written consent, Wusu Company shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans to any third parties, enter into any material contract with a value of more than RMB100,000 (US$15,942) (except those contracts entered into in the ordinary course of business), merge with or acquire any other persons or make any investments, or distribute dividends to the shareholders. The shareholders of Wusu Company have agreed that, without WOFE’s prior written consent, they will not dispose of their equity interests in Wusu Company or create or allow any encumbrance on their equity interests. These agreements will remain effective until all equity interests of Wusu Company held by its shareholders have been transferred or assigned to WOFE or its designated person(s).

Loan Agreements

Pursuant to the three loan agreements between WOFE and the shareholders of Wusu Company on January 1, 2018, WOFE agreed to lend an aggregate amount of RMB100.0 million (US$15.1 million) to the shareholders of Wusu Company solely for the capitalization of Wusu Company, including RMB 70.0 million (US$10.6 million) to Hexin E-commerce and RMB 30.0 million (US$4.5 million) to the non-controlling interest shareholders. As of March 31, 2018, only the two loans totaling RMB30.0 million (US$4.5 million) to the non-controlling interest shareholders were funded. Pursuant to the loan agreement, the method of repayment shall be at the sole discretion of WOFE. At the option of WOFE, shareholders shall repay the loans by the transfer of all their equity interest in Wusu Company to WOFE or its designated person(s) pursuant to their respective exclusive option agreements. The shareholders must pay all of the proceeds from sale of such equity interests to Wusu Company. In the event that shareholders sell their equity interests to WOFE or its designated person(s) with a price equivalent to or less than the amount of the principal, the loans will be interest free. If the price is higher than the amount of the principal, the excess amount will be paid to WOFE as the loan interest. The loan must be repaid immediately under certain circumstances, including, among others, if a foreign investor is permitted to hold majority or 100% equity interest in Wusu Company and WOFE elects to exercise its exclusive equity purchase option. The term of the loans is ten years and can be extended upon mutual written consent of the parties.

Powers of Attorney.

Pursuant to the powers of attorney, each shareholder of Wusu Company has irrevocably appointed WOFE to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Wusu Company requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in Wusu Company, and appointing directors and executive officers. WOFE is entitled to designate any person to act as such shareholder’s exclusive attorney-in-fact without notifying or the approval of such shareholder, and if required by PRC law, WOFE shall designate a PRC citizen to exercise such right. Each power of attorney will remain in force for so long as the shareholder remains a shareholder of Wusu Company. Each shareholder has waived all the rights which have been authorized to WOFE and will not exercise such rights.

Spousal Consent Letter.

The spouse of Mr. Ming Jia signed a spousal consent letter on January 1, 2018. Mr. Ming Jia holds 25.0% equity interest in Wusu Company. Under the spousal consent letter, the signing spouse unconditionally and irrevocably agreed to Mr. Ming Jia’s execution of the equity interest pledge agreement, the exclusive option agreement, the power of attorney and the loan agreement. The signing spouse undertook not to make any assertions upon those shares. The signing spouse further confirmed that her authorization and consent are not needed for any amendment or termination of the abovementioned agreements and undertook to execute and take all necessary measures to ensure the appropriate performance of those agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;
•	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its online Peer to Peer (“P2P”) Marketplace business and microlending business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of VIEs may encounter in its capacity as beneficial owners and directors of VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue, expense, net income presented on Consolidated Statement of Comprehensive Income as well as the cash flow from operating, investing and financing activities presented on the Consolidated Statement of Cash Flows are substantially the financial position, operation and cash flow of the Company’s VIEs, Hexin E-Commerce and Wusu Company, and their subsidiaries (collectively “VIEs”). The Company has not provided any financial support to VIEs for the years ended March 31, 2018 and 2017. The assets and liabilities of the consolidated VIEs as of March 31, 2018 and 2017 are listed below:

	March 31, 2018	March 31, 2017
Total assets	$163,889,852	$28,382,131

Total liabilities	$23,846,783	$4,877,775

Initial Public Offering

In November 2017, the Company completed an initial public offering (“IPO”) with new issuance of 5,036,950 American depositary shares (“ADS”) at US$10.00 per ADS for total offering size of approximately US$50.4 million before deducting commissions and expenses. The net proceeds from the IPO was approximately US$43.3 million, net of offering costs of $7.1 million. Each ADS represents one ordinary share of the Company. The ADSs began trading on the NASDAQ Global Market on November 3, 2017 under the ticker symbol “HX”.

Deferred offering costs

Deferred offering costs consist principally of legal, printing and registration costs in connection with the Company’s IPO. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. Deferred offering costs as of March 31, 2018 and 2017 amounted to Nil and US$0.4 million and were included in other assets. At the completion of the IPO, US$7,095,798 offering costs was charged to additional paid-in capital.